Fair Values - Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	$ 16,963	$ 33,819
Mortgage Servicing Rights	2,900	2,300
Other loans	4,757,461	4,531,680
Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		0
Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		0
Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	16,963	33,819
Other loans	4,757,461	4,531,680
Nonrecurring basis
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	16,963	33,819
Mortgage Servicing Rights	2,928	2,259
Other loans	10,312	18,526
Nonrecurring basis | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Mortgage Servicing Rights	2,928	2,259
Other loans	0	0
Nonrecurring basis | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	16,963	33,819
Other loans	10,312	18,526
Nonrecurring basis | Commercial real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	8,481	21,100
Other loans	1,470	4,119
Nonrecurring basis | Commercial real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Commercial real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	8,481	21,100
Other loans	1,470	4,119
Nonrecurring basis | Construction real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	6,473	11,041
Nonrecurring basis | Construction real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Construction real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	6,473	11,041
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	2,078
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	2,078
Nonrecurring basis | SEPH commercial land and development
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		4,777
Nonrecurring basis | SEPH commercial land and development | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value		4,777
Nonrecurring basis | Remaining commercial
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	3,483	3,788
Nonrecurring basis | Remaining commercial | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	3,483	3,788
Nonrecurring basis | Residential real estate
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	2,921	4,154
Other loans	2,369	3,366
Nonrecurring basis | Residential real estate | Level 1
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 2
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Other loans	0	0
Nonrecurring basis | Residential real estate | Level 3
Fair Value, Assets And Liabilities Measured On Nonrecurring Basis [Line Items]
Impaired loans carried at fair value	2,921	4,154
Other loans	$ 2,369	$ 3,366